Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Mar. 10, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding the Timing of Equity Awards
The Board of Directors or the Compensation Committee, as applicable, administers the Company’s equity incentive plans and determines the persons to whom equity awards are granted, the type and size of awards, the grant date, vesting schedule and other terms of awards. Under the Company’s Plan, stock options and stock appreciation rights may not be granted with an exercise price or base price that is less than 100% of the fair market value of a share of the Company’s common stock on the date of grant. The Company does not have a formal policy requiring equity awards to be made on a fixed annual grant schedule. The Company does not grant stock options, stock appreciation rights or similar option-like instruments in anticipation of the release of material non-public information, and the Company does not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation. The Company also does not engage in practices commonly referred to as “spring-loading” or “bullet-dodging” in connection with the grant of stock options, stock appreciation rights or similar option-like instruments.
In determining the timing and terms of equity awards, the Board of Directors or the Compensation Committee may consider, among other factors, the Company’s compensation objectives, retention and incentive considerations, contractual commitments, the timing of regularly scheduled Board or committee meetings, and applicable legal, tax, accounting and securities law requirements. The Company generally seeks to avoid approving grants of stock options, stock appreciation rights or similar option-like instruments at times when the Company is aware of material non-public information, except where the grant is made pursuant to a pre-existing contractual commitment, employment arrangement or other previously established compensation arrangement, or where the Board of Directors or Compensation Committee determines that the grant is otherwise appropriate and consistent with applicable law and the Company’s policies.
As required by Item 402(x) of Regulation S-K under the Exchange Act, the following table presents information regarding options issued to our named executive officers in fiscal year 2025 during any period beginning four business days before the (i) filing of a periodic report on Form 10-Q or Form 10-K or (ii) the filing or furnishing a current report on Form 8-K that discloses material nonpublic information, and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award(1)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Paul Krzywicki	March 10, 2025	15,000	$3.12	$34,200	0.29%(2)

(1)	Represents the the grant date fair value of the option award.
(2)	Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on March 12, 2025.

Award Timing Method	The Board of Directors or the Compensation Committee, as applicable, administers the Company’s equity incentive plans and determines the persons to whom equity awards are granted, the type and size of awards, the grant date, vesting schedule and other terms of awards. Under the Company’s Plan, stock options and stock appreciation rights may not be granted with an exercise price or base price that is less than 100% of the fair market value of a share of the Company’s common stock on the date of grant. The Company does not have a formal policy requiring equity awards to be made on a fixed annual grant schedule.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not grant stock options, stock appreciation rights or similar option-like instruments in anticipation of the release of material non-public information, and the Company does not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
As required by Item 402(x) of Regulation S-K under the Exchange Act, the following table presents information regarding options issued to our named executive officers in fiscal year 2025 during any period beginning four business days before the (i) filing of a periodic report on Form 10-Q or Form 10-K or (ii) the filing or furnishing a current report on Form 8-K that discloses material nonpublic information, and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award(1)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information

Paul Krzywicki	March 10, 2025	15,000	$3.12	$34,200	0.29%(2)

(1)	Represents the the grant date fair value of the option award.
(2)	Represents the change in stock price on the trading days immediately preceding and following a current report on Form 8-K filed on March 12, 2025.

Paul Krzywicki [Member]
Awards Close in Time to MNPI Disclosures
Name		Paul Krzywicki
Underlying Securities | shares		15,000
Exercise Price | $ / shares		$ 3.12
Fair Value as of Grant Date | $		$ 34,200
Underlying Security Market Price Change		0.0029